Annual Notice of Securities Sold Pursuant to Rule 24f-2

        U.S. SECURITIES AND EXCHANGE COMMISSION

                  Washington DC 20549

                      FORM 24F-2

           Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
                 please print or type.

1.   Name and address of issuer:

          Fortis Advantage Portfolios, Inc.
          500 Bielenberg Drive
          Woodbury MN 55125

2. Name of each series or class of funds for which this notice is filed:

          High Yield Portfolio
          Government Total Return Portfolio

3.   Investment Company Act File Number:  811-5355

     Securities Act File Number:  33-17759

4. Last day of fiscal year for which this notice is filed:

          October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
     A.6):
          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
     24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          - 0 -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          - 0 -



9. Number and aggregate sale price of securities sold during the fiscal year:

          5,469,461      $42,503,896

10. Number and aggregate sale price of securities sold during the fiscal year pursuant to rule 24f-2:

          9,851,737      $76,770,970

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):

          1,439,767      $11,232,881

12. (i) Aggregate sale price of securities sold ruing the fiscal year in reliance on rule 24f-2 (from
     Item 10):

          $76,770,970

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

          $11,232,881